CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - € / shares	Sep. 30, 2021	Dec. 31, 2020
Statement of Financial Position [Abstract]
Ordinary shares, par value (in EUR cents per share)	€ 0.06	€ 0.06
Ordinary shares, shares authorized (in shares)	100,000,000	100,000,000
Ordinary shares, shares issued (in shares)	81,397,821	52,788,093
Ordinary shares, shares outstanding (in shares)	81,397,821	52,788,093